Consolidated Balance Sheets (Parenthetical) In Thousands	Mar. 31, 2011	Mar. 31, 2010
Common stock, Authorized	600,000	600,000
Common stock, Issued	191,309	191,309
Common stock in treasury, shares	7,796	7,788